Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Investments in Equity Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of investments in equity [line items]
Investments in equity instruments	$ 404	$ 68,881	$ 6,197
Investments in equity instruments designated at fair value through profit or loss [member]
Disclosure of investments in equity [line items]
Investments in equity instruments	1,603	57,191	4,846
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of investments in equity [line items]
Investments in equity instruments	$ 8,801	$ 11,690	$ 1,351